Label	Element	Value
Innovator Emerging Markets Power Buffer ETF - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: 0.40 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.30%
Innovator Emerging Markets Power Buffer ETF - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: 40.21 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Innovator Emerging Markets Power Buffer ETF - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: 34.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator Emerging Markets Power Buffer ETF - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: 46.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)